CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Revenues	$ 5,048,065	$ 4,651,352	$ 16,020,327	$ 10,884,737
Cost of goods sold	3,311,967	2,923,143	10,045,316	7,397,914
Gross profit	1,736,098	1,728,209	5,975,011	3,486,823
Research and development expenses, net	206,375	214,898	660,518	433,248
Selling, general and administrative expenses	2,022,991	1,574,432	5,338,498	3,974,824
Business acquisition expenses	0	0	0	172,174
Total operating expenses	2,229,366	1,789,330	5,999,016	4,580,246
Operating income (loss)	(493,268)	(61,121)	(24,005)	(1,093,423)
Other income (expense)
Interest expense	(48,124)	(52,778)	(167,443)	(104,290)
Gain on revaluation of contingent earn-out liability	142,960	0	142,960	0
Net income (loss)	$ (398,432)	$ (113,899)	$ (48,488)	$ (1,197,713)